INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2024	2023

Raw materials and components	$50,197	$36,934
Work in progress	17,382	13,493
Finished goods	961	853

Total inventory	$68,540	$51,280